Label	Element	Value
Wasatch Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wasatch Global Value Fund® — Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment.)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the applicable class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that operating expenses (as a percentage of net assets) of the Fund remained the same. This example reflects contractual fee waivers and reimbursements through January 31, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in the equity securities of foreign and domestic companies.
Under normal market conditions, we will invest the Fund’s net assets primarily in the equity securities, typically common stock, of foreign and domestic companies of all market capitalizations.
The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, we expect at least 40% of its assets to be invested outside the United States, or if conditions are not favorable, 30% of its assets to be invested outside the United States). Securities issued by foreign companies incorporated outside the United States whose securities are principally traded in the United States are not defined as “foreign companies” and are not subject to this limitation.
The Fund may invest a significant amount of its total assets (5% to 50% under normal market conditions) at the time of purchase in securities issued by companies domiciled in emerging and frontier markets, which are those countries currently included in the Morgan Stanley Capital International (MSCI) EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.
The Fund may invest in the equity securities of companies of any size, although we expect a significant portion of the Fund’s assets to be invested in companies with market capitalizations of over $5 billion at the time of purchase.
To achieve the Fund’s investment objectives, the Fund invests in securities that we believe are priced below their intrinsic long-term value based on our valuation analysis.
When evaluating a potential investment for the Fund, we employ a comprehensive valuation analysis intended to establish a range for fair valuation or intrinsic company value, with a particular emphasis on company fundamentals. The initial valuation review may include:
•	Calculating and reviewing standard ratios, such as price-to-sales, price-to-book, price-to-earnings, and price/earnings-to-growth.
•	Discounted cash flow models with sensitivity analysis for changes to revenue growth rates, operating margins, outstanding share counts, earnings multiples, and tangible book value.
The Fund typically seeks to sell a security when the issuing company becomes overvalued relative to our analysis of its intrinsic long-term value.
The Fund may invest a significant amount of its assets (greater than 5%) in a particular region or market, including Asia and Europe.
The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were real estate, information technology, communication services, utilities, industrials, energy, consumer staples, health care, and financials.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest a large percentage of its assets (greater than 5%) in a few sectors. As of the date of this Prospectus, these sectors were real estate, information technology, communication services, utilities, industrials, energy, consumer staples, health care, and financials.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The Fund is subject to the following principal investment risks:
Market Risk. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments due to, among other things, market movements over the short-term or over longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact the Fund’s performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Companies, including banks and financial services companies, could suffer losses if interest rates rise or economic conditions deteriorate.
Additional Market Disruption Risk. In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia’s economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on the Fund’s investments and performance beyond any direct or indirect exposure the Fund may have to Russian issuers or those of adjoining geographic regions. The sanctions and compliance with these sanctions may impair the ability of the Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which the Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on the Fund’s investments as well as the Fund’s performance, and the value or liquidity of certain securities held by the Fund may decline significantly.
Global Pandemic Risk. The value of the Fund’s investments may be impacted by global health crises or other events. For example, an outbreak of the respiratory disease designated as Covid-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of Covid-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions; significant disruptions to business operations across many industries, to supply chains and to customer activity; and have resulted in event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in health care service preparation and delivery; and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant market volatility and disruption which may continue over extended periods. The ultimate impact of Covid-19 or other health emergencies on the domestic and global economies is impossible to predict accurately. Less developed countries and their health systems may be more vulnerable to these impacts. The impact of this Covid-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession and may adversely impact the value of an investment in the Fund.
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund is actively managed, and its performance therefore will reflect, in part, the ability of the portfolio manager(s) to select investments and to make investment decisions that are suited to achieving the Fund’s investment objective. The Advisor does not actively track the composition or weightings of market indexes (including the Fund’s benchmark index) or of the broader markets generally. As a result, the Fund could underperform its benchmark index and/or other funds with a similar investment objective and/or strategy or it may lose value even when the overall stock market is not in general decline.
Equity Securities Risk. Equity securities represent ownership in a company. They may be traded (bought or sold) on a securities exchange or stock market. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio invested in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries such as labor shortages, an increase in production costs and changes in competitive conditions within an industry. In addition, the value of equity securities may decline due to, among other things, general market conditions not specifically related to a company or industry such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes in government regulations, the political situation, or generally adverse investor sentiment. Certain equity securities may be less liquid, meaning that they may be difficult to sell at a time or price that is desirable, than other types of securities, or they may be illiquid. Some securities exchanges or stock markets may also be less liquid or illiquid due to low trading volume. In addition, equity securities include common stock.  Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility.  The rights of common stockholders generally are subordinate to all other claims on a company’s assets, including preferred stockholders and debt holders with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.  The common stock of a company that experiences financial distress may lose significant value or become worthless, and therefore the Fund could lose money if a company in which it invests becomes financially distressed.
Liquidity Risk. In addition, the trading market for a particular security or type of security in which the Fund invests may be significantly less liquid than developed or even emerging markets, and there may be little or no trading volume for a period of time for a particular security. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities quickly at a desired price when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. It may be difficult at times to sell such securities at any price, which could impact not only the daily net asset value (NAV) of the Fund, but also the composition of the portfolio if other securities must be sold to meet the Fund’s liquidity needs. Additionally, market quotations for such securities may be volatile and thus affect the daily NAV of the Fund.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the amount of taxation, limitations on the use or transfer of Fund assets, the degree of market regulation, settlement practices, the potential for permanent or temporary termination of trading, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. More specifically, changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. The Fund may be invested in the local currency of a foreign country in connection with executing foreign securities transactions. When the Fund executes the securities transactions, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. While the Fund is permitted to hedge currency risks, the Advisor does not anticipate doing so at this time. Additionally, certain countries may restrict foreign investment in their securities and may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income.  Such capital controls can also have a significant effect on the value of the Fund’s holdings.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, as well as highly volatile, substantially smaller and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, lack of or limited government oversight over securities exchanges and brokers, and the potential for government seizure of assets or nationalization of companies or other government interference in which case the Fund could lose all or a significant portion of its investment in a country.
Frontier Markets Risk. In addition to the risks of investing in foreign securities in developed and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Given the generally smaller size and less developed capital markets than those of emerging markets or other more developed foreign markets, the risks of investing in emerging markets are magnified for frontier markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme stock price volatility and illiquidity.
Asia Region Risk. The value of the Fund’s assets may be adversely affected by, among other things, political, economic, social and religious instability, inadequate investor protection, accounting standards and practices, changes in laws or regulations of countries within the Asia region, relations with other nations, natural disasters, corruption, civil unrest, and military activity. Countries in the Asia region, particularly China, Japan and South Korea, may be adversely affected by disputes with many of their neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as the rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Asian economies and companies could be affected if global economic conditions deteriorate as a result of political instability and uncertainty. In addition, international trade could be affected by politically motivated actions in the U.S. and Europe, and by increased tensions with other nations.
Developed Markets Risk. The Fund’s investment in a developed country issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. In addition, developed countries may be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.
Europe and United Kingdom Risk. The value of the Fund’s assets may be adversely affected by, among other things, the social, political, regulatory, economic and other events or conditions affecting Europe and the United Kingdom (“U.K.”). Many countries in Europe are member states of the European Union (“EU”) and will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions or defaults or threats of defaults among European countries may have a significant adverse effect on the economies of other European countries. The European financial markets have experienced significant volatility, and several European countries have been adversely affected by unemployment, budget deficits and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest, may limit future growth and economic recovery or may have other unintended consequences. Defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Successionist movements, as well as governmental or other response to such movements, may also create instability and uncertainty in the region.
Efforts by the member countries of the EU to continue to unify their economic and monetary policies also may increase the potential for similarities in movements of European markets and reduce the potential investment benefits of diversification within the region. Further, while many countries in western Europe are considered to have developed markets, many eastern European countries are less developed, and investments in eastern European countries, even if denominated in euros, may involve special risks associated with investments in emerging markets. As the economies of countries in Europe are in different stages of development, the policies adopted by the EU may not address the needs of all European member countries.
In addition, one or more countries may abandon the euro and/or withdraw from the EU creating continuing uncertainty in the currency and financial markets generally. In this regard, on January 31, 2020, the U.K. formally withdrew from the EU (commonly referred to as “Brexit”). Following a transition period, the UK and EU entered a trade agreement formally effective on May 1, 2021, but certain post-EU arrangements remain unresolved and subject to further negotiation and agreement. While new trade deals may boost economic growth, such growth may not be able to offset the increased costs of trade with the EU resulting from the United Kingdom’s loss of its membership in the EU single market. There is significant market uncertainty regarding Brexit’s ramifications. The range and potential implications of possible political, regulatory, economic and market outcomes for the UK, EU and elsewhere cannot be fully known. As the process unfolds, Brexit may cause greater market volatility and illiquidity, currency fluctuations, interest rate volatility, deterioration in economic activity, economic uncertainties, a decrease in business confidence, a decrease in trade, labor disruptions, political instability, increased likelihood of recession in the United Kingdom and regulatory uncertainty. Brexit could adversely affect European or worldwide political, regulatory, economic or market conditions and could contribute to instability in global political institutions, regulatory agencies and financial markets. The uncertainty of Brexit could have a significant impact on the business and financial results of companies in the U.K. and European countries and certain sectors within such countries. The United States and European countries are substantial trading partners of the U.K. The precise impact on the economy of the U.K. as a result of its departure from the EU depends to a large degree on its ability to conclude favorable trade deals with the EU and other countries, including the United States, China, India and Japan. Brexit has also led to legal uncertainties and could lead to politically divergent national laws and regulations as a new relationship between the U.K. and EU is defined and the U.K. determines which EU laws to replace or replicate. Any of these effects of Brexit could adversely affect the European and U.K. companies in which the Fund may invest.
Value Investing Risk. A value investing strategy attempts to identify strong companies with stocks selling at a discount from their perceived true worth. Value stocks include securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and potentially undervalued. Value investing is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Large Company Stock Risk. The Fund may invest in the stocks of large companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, political, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.
Real Estate Sector Risk. The real estate sector includes companies involved in real estate management and development and issuers of equity real estate investment trusts (REITs). Securities of companies in the real estate sector may be adversely affected by, among other things, rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.
Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment, and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the industries in the information technology sector. Additionally, success in the internet services and infrastructure industry is subject to continued demand for internet services.
Communication Services Sector Risk. The communication services sector includes diversified telecommunication services companies, wireless telecommunication services companies, and media and entertainment companies. The communication services sector is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. Wireless telecommunication services companies can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens. Media and entertainment companies can be significantly affected by technological advances, government regulation, and changing consumer preferences.
Utilities Sector Risk. The utilities sector includes electric utilities, gas utilities, water utilities, multi-utilities (electric, gas and water), and independent power and renewable electricity producers. Companies in the utilities sector are affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility company stocks may have an inverse relationship to the movement of interest rates. Also, certain utility companies have experienced full or partial deregulation in recent years, which may permit them to diversify outside of their original geographic regions and their traditional lines of business. Conversely, companies that remain heavily regulated may be at a competitive disadvantage, making them less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable and may have an adverse impact on profitability. Utility companies are subject to the high cost of borrowing to finance capital construction during inflationary periods, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation, and the effects of regulatory changes.
Industrials Sector Risk. The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies.
Energy Sector Risk. The energy sector includes companies in the energy equipment and services, and oil, gas and consumable fuels industry groups. The value of companies in these industry groups is particularly vulnerable to developments in the energy sector, which may include swift fluctuations in the price and supply of energy fuels caused by events relating to international politics, energy conservation initiatives, the success of exploration projects, the supply of, and demand for, specific energy-
related products or services, and tax and other governmental regulatory policies. Oil and gas companies develop and produce crude oil and natural gas and provide related resources such as production- and distribution-related services. Stock prices for oil and gas companies in particular are affected by supply and demand both for companies’ specific products or services and for energy products in general. The performance of these companies will likewise be affected by the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the energy stocks in which the Fund invests and the Fund’s performance. Oil and gas exploration and production companies can be significantly affected by natural and man-made disasters as well as changes in currency exchange rates, interest rates, government regulation, world events and economic conditions, and the companies may be at risk for environmental damage claims.
Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.
Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, and pharmaceuticals, biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceuticals, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.
Financials Sector Risk. The financials sector includes companies in the banks, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies, including thrifts and mortgage finance and consumer finance companies, may be affected by extensive government regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banking companies may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets, a sub-industry of diversified financials, may be affected by extensive government regulation as well as economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
Operational and Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of the Fund’s securities may negatively impact performance. Operational risk may arise from human error, errors by third parties, communication errors, or technology failures, among other causes. The Fund also relies on a range of services from third-parties, including custody. Any delay or failure in the services provided to the Fund may negatively affect the Fund and its ability to meet its investment objective. Although the Fund and the Fund’s investment adviser seek to reduce operational risks through controls and/or procedures, it is not possible to identify and address all such risks and there is no way to completely protect against or mitigate such risks.
Government and Regulatory Risk. The risk that governments or regulatory authorities may take actions that could adversely affect markets in which the Fund invests and in the economy, more generally. Government and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund and to the companies in which the Fund invests. Such legislation or regulation could restrict the ability of the Fund to fully implement its investment strategies, either generally or with respect to certain securities, industries or countries and could limit or preclude the Fund’s ability to achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Historical Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective October 31, 2017, the Wasatch Global Value Fund changed its principal investment strategy and correspondingly updated its name and changed its comparison benchmark index to reflect the change in principal strategy.  For periods prior to such date, the tables below reflect the performance of the Fund before the investment strategy change. The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor and Institutional Class shares over the time periods indicated to that of a broad-based market index. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The average annual total returns table below allows you to compare the performance of the Fund’s Investor and Institutional Class shares over the time periods indicated to that of a broad-based market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total returns table below allows you to compare the performance of the Fund’s Investor and Institutional Class shares over the time periods indicated to that of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wasatchglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Wasatch Global Value Fund — Investor Class Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 12/31/2020	23.81%
Worst — 3/31/2020	-27.86%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/22)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.

Wasatch Global Value Fund | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 112
3 YEARS	rr_ExpenseExampleYear03	371
5 YEARS	rr_ExpenseExampleYear05	650
10 YEARS	rr_ExpenseExampleYear10	$ 1,446
2013	rr_AnnualReturn2013	25.78%
2014	rr_AnnualReturn2014	5.85%
2015	rr_AnnualReturn2015	(3.13%)
2016	rr_AnnualReturn2016	16.65%
2017	rr_AnnualReturn2017	11.21%
2018	rr_AnnualReturn2018	(5.52%)
2019	rr_AnnualReturn2019	17.25%
2020	rr_AnnualReturn2020	2.02%
2021	rr_AnnualReturn2021	25.10%
2022	rr_AnnualReturn2022	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
1 YEAR	rr_AverageAnnualReturnYear01	0.02%
5 YEARS	rr_AverageAnnualReturnYear05	7.18%
10 YEARS	rr_AverageAnnualReturnYear10	8.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1996
Wasatch Global Value Fund | INSTITUTIONAL CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 YEAR	rr_ExpenseExampleYear01	$ 97
3 YEARS	rr_ExpenseExampleYear03	343
5 YEARS	rr_ExpenseExampleYear05	609
10 YEARS	rr_ExpenseExampleYear10	$ 1,369
1 YEAR	rr_AverageAnnualReturnYear01	0.15%
5 YEARS	rr_AverageAnnualReturnYear05	7.34%
10 YEARS	rr_AverageAnnualReturnYear10	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2012
Wasatch Global Value Fund | Return After Taxes on Distributions | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.81%)
5 YEARS	rr_AverageAnnualReturnYear05	5.48%
10 YEARS	rr_AverageAnnualReturnYear10	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1996
Wasatch Global Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.45%
5 YEARS	rr_AverageAnnualReturnYear05	5.40%
10 YEARS	rr_AverageAnnualReturnYear10	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 1996
Wasatch Global Value Fund | MSCI AC (All Country) World Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.55%)	[2]
5 YEARS	rr_AverageAnnualReturnYear05	3.47%	[2]
10 YEARS	rr_AverageAnnualReturnYear10	6.42%	[2]

[1]	Wasatch Advisors LP, doing business as Wasatch Global Investors (Advisor), the Fund’s investment advisor, has contractually agreed to waive fees and/or reimburse the Investor Class shares and Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.10% and 0.95%, respectively, of average daily net assets until at least January 31, 2024, excluding fees and expenses incurred in borrowing securities and selling portfolio securities short including enhanced custody fees (which include borrowing costs, financing fees and other charges paid in connection with borrowing the security to be sold short, and maintaining related margin collateral) and dividend expense on short sales/interest expense, acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment related costs, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business. The Fund may only make repayments to the Advisor for amounts reimbursed if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. The Board of Trustees is the only party that can terminate the contractual limitation prior to the contract’s expiration. The Advisor can rescind the contractual limitation on expenses at any time after its expiration date. Shareholder expenses will increase if the Advisor does not renew the contractual expense cap after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.